[The American Funds Group(r)]

THE TAX-EXEMPT
BOND FUND OF AMERICA

[cover illustration of a man looking at a tree displaying diversified fruit: apples, pears, plums, oranges and bananas (investments)]

SEMI-ANNUAL REPORT
for the six months ended February 28, 2001


THE TAX-EXEMPT BOND FUND OF AMERICA(R) IS ONE OF THE 29 AMERICAN FUNDS, THE NATION'S THIRD-LARGEST MUTUAL FUND FAMILY. FOR SEVEN DECADES, CAPITAL RESEARCH AND MANAGEMENT COMPANY, THE AMERICAN FUNDS ADVISER, HAS INVESTED WITH A LONG-TERM FOCUS BASED ON THOROUGH RESEARCH AND ATTENTION TO RISK.

THE TAX-EXEMPT BOND FUND OF AMERICA SEEKS A HIGH LEVEL OF FEDERALLY TAX-FREE CURRENT INCOME, CONSISTENT WITH PRESERVATION OF CAPITAL, THROUGH A DIVERSIFIED PORTFOLIO OF MUNICIPAL BONDS.


INVESTMENT HIGHLIGHTS
through February 28, 2001

6-MONTH TOTAL RETURN                              +4.70%
(income plus capital changes, with
dividends reinvested)

12-MONTH TOTAL RETURN                             +10.88%
TAX-FREE DISTRIBUTION RATE
FOR FEBRUARY                                      +4.82%*
(income return only, reflecting maximum
sales charge)

TAXABLE EQUIVALENT DISTRIBUTION RATE              +7.98%*
(for February, assuming a 39.6% federal tax rate)

SEC 30-DAY YIELD AS OF FEBRUARY 28                +4.33%*
(reflecting maximum sales charge)

*Distribution rates and yield are annualized.

FOR CURRENT YIELD INFORMATION, PLEASE CALL TOLL-FREE:
800/421-0180.


Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the total returns and average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2001 (the most recent calendar quarter), assuming payment of the 3.75% maximum sales charge at the beginning of the stated periods: 10 years - +88.97%, or +6.57% a year; 5 years
- +28.91%, or +5.21% a year; 12 months - +5.76%. Sales charges are lower for accounts of $100,000 or more. Results for other share classes can be found on page 37. The fund's 30-day yield as of March 31, 2001, calculated in accordance with the Securities and Exchange Commission formula, was +4.32%. The fund's distribution rate as of that date was +4.75%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

Please see back cover for important information about other share classes.


FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Income may be subject to state or local income taxes. Certain other income, as well as capital gain distributions, are taxable.



FELLOW SHAREHOLDERS:

During the first half of fiscal 2001, a period marked by rising bond prices and pronounced weakness in the stock market, The Tax-Exempt Bond Fund of America continued to generate a steady stream of income free of federal income taxes, including the alternative minimum tax. Additionally, there was a special taxable dividend of two-tenths of one cent a share paid in November. For the six months ended February 28, the fund's monthly dividends totaled 31 cents a share.

-If you reinvested your dividends, your income return was 2.63% (5.26% annualized), virtually all of which was tax-free. The value of your holdings increased 4.70%.

-The income return for shareholders who took dividends in cash was 2.60% (5.20% annualized). The value of their holdings increased 2.03%.

-Looking back over 12 months, shareholders who reinvested their dividends had a 5.49% income return, equivalent to a 9.09% taxable return for those in the 39.6% tax bracket. They earned a total return of 10.88%.

THE SIX MONTHS IN PERSPECTIVE

This fiscal half-year serves as a reminder that, for a great many investors, bonds provide good balance in a long-term investment program. While technology stocks were posting huge losses, many fixed-income securities did very well. The municipal market produced some of the best returns we have seen in quite a while. The average of all general municipal debt funds tracked by Lipper Inc. showed a six-month total return of 4.75%, roughly the same as the fund. The unmanaged Lehman Brothers Municipal Bond Index, which measures a broad array of tax-exempt bonds but does not reflect expenses, rose 5.19%. While returns such as these are certainly gratifying, it should be noted that historically they are on the high side for tax-exempt bonds.

When our fiscal year began in September, the technology-stock bubble was bursting and fears of an overheated economy were subsiding. By the time the period had ended, business activity had softened substantially. The trimming of inventories, unusually bad weather and a slowdown in technology spending were contributing factors.

[Begin Pull Quote]
"This fiscal half-year serves as a reminder that, for a great many investors, bonds provide good balance in a long-term investment program."
[End Pull Quote]

Responding to the deterioration, the Federal Reserve lowered the federal funds rate (the interest rate banks charge each other on overnight loans). Three reductions - two in January and one in March - totaled 150 basis points, from 6.5% to 5.0%. They represent the first cuts in the federal funds rate since 1998; the rate was increased six times between June 1999 and May 2000.

PORTFOLIO REVIEW

The Tax-Exempt Bond Fund of America remains well diversified, with nearly 600 debt issues from 42 states and territories. During the six months, we sold several corporate-backed bonds that we felt could be impacted by a slowing national economy. In addition, we reduced the fund's exposure to the California market, selling some general-obligation and real-estate-related issues out of concern for the adverse effect that any significant slowdown in that state's economy might have on those securities.

Early in the fiscal half-year, we lengthened maturities in anticipation of declining interest rates. As the period drew to a close, we made changes in the portfolio that were designed to improve protection against the early redemption of securities. Also during this part of the period, the fund's cash reserves increased. On February 28, the average maturity of the portfolio was just over 10 years, slightly lower than at the start of the fiscal year. This compares with almost 13 years for the average of all general municipal debt funds tracked by Lipper.

Because it is nearly impossible to accurately forecast short-term movements in the bond market, we rely less on near-term predictions and more heavily on fundamental research to find good investment opportunities. That research typically includes on-site inspections and interviews with government officials, developers and project managers.

Capital Research and Management Company, the fund's adviser, invests with a value-oriented, long-term perspective. We prefer to maintain a cautious investment posture that can help cushion blows in adverse markets. This is a sound method that can help your money grow over time. During its lifetime, The Tax-Exempt Bond Fund of America has achieved a total return of 426.9% (8.1% a year), outpacing the average general municipal bond fund's total return of 390.4% (7.7% a year), according to Lipper.

We look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.                   /s/ Neil L. Langberg
Paul G. Haaga, Jr.                       Neil L. Langberg
Chairman of the Board                    President

April 16, 2001

[Begin Pull Quote]
"Because it is nearly impossible to accurately forecast short-term movements in the bond market, we rely less on near-term predictions and more heavily on fundamental research to find good investment opportunities."
[End Pull Quote]

WHY TAX-FREE INVESTING CAN BE WORTHWHILE

The table below is based on the federal tax rates for 2001. To use this table, find your estimated taxable income to determine your federal tax rate. Then look at the right-hand column to see what you would have had to earn from a taxable investment to equal the fund's 4.82% February tax-exempt distribution rate.

Due to tax increases in recent years, many high-income investors are finding that their returns on taxable fixed-income issues have to be even higher to match those currently offered by tax-exempt municipals. For instance, a couple with a taxable income of $170,000 faces a federal tax rate of 36%. In this bracket, the fund's current 4.82% distribution rate would be equivalent to a return on a taxable fixed-income investment of 7.53%. Investors in the highest bracket (39.6%) would need a taxable distribution rate of 7.98% to equal the fund's tax-exempt distribution rate.

YOUR TAXABLE INCOME                                  CURRENT            THE FUND'S 4.82% TAX-FREE
SINGLE                     JOINT                     2001 FEDERAL       DISTRIBUTION RATE IN FEBRUARY/2/
                                                     TAX RATE/1/        IS EQUIVALENT TO A TAXABLE
                                                                        DISTRIBUTION RATE OF:

$      0 - 27,050        $      0 - 45,200               15.0%                         5.67%
  27,051 - 65,550          45,201 - 109,250              28.0                          6.69
  65,551 - 136,750        109,251 - 166,450              31.0                          6.99
 136,751 - 297,300        166,451 - 297,300              36.0                          7.53
   Over 297,300              Over 297,300                39.6                          7.98

/1/The federal rates are marginal rates. They do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.

/2/The fund's distribution rate in the Investment Highlights table is based on offering price and therefore reflects the effects of the maximum sales charge on the initial investment. It is not a projection of future results, which will be affected by, among other things, interest rate levels, changes in the value of portfolio securities, the effects of portfolio transactions and fund expenses.


THE TAX-EXEMPT BOND FUND OF AMERICA (unaudited)
Investment Portfolio, February 28, 2001

[pie chart]
Geographic Breakdown
Illinois  11.15%
New York   6.95%
Pennsylvania  6.69%
California  5.62%
Louisiana  5.43%
Florida  5.41%
Other States  48.97%
Cash & Short-Term Securities  9.78%
[end pie chart]

[pie chart]
Quality Ratings
Aaa/AAA 37.31%
Aa/AA 14.65%
A 8.32%
Baa/BBB 14.85%
Below Investment-Grade 15.09%
Cash & Short-Term Securities 9.78%
[end pie chart]
                                                                              Principal        Market
                                                                                  Amount         Value
Fixed-Income Securities - 90.22%                                                    (000)         (000)

ALABAMA  -  0.38%
Health Care Auth. of Lauderdale County and the City of                              1,150         1,245
 Florence, Coffee Health Group, Series 2000-A Bonds,
 MBIA Insured, 5.50% 2009
Jefferson County, Sewer Rev. Capital Improvement                                    4,865         4,794
 Warrants, Series 1999A, FGIC Insured, 5.125% 2029
21st Century Auth., Tobacco Settlement Rev. Bonds,                                  1,500         1,490
 Series 2000, 5.75% 2020

ALASKA  -  1.12%
Housing Fin. Corp., Collateralized Bonds (Veterans                                  2,145         2,215
 Mortgage Program), Series 1992A-1, 6.75% 2032
Municipality of Anchorage:
 1995 G.O. Ref. General Purpose Bonds, Series B,                                    2,895         3,288
 FGIC Insured, 6.00% 2012
 Municipal Light & Power, Senior Lien Ref. Electric                                 5,000         5,946
 Rev. Bonds, Series 1996, MBIA Insured, 6.50% 2014
Northern Tobacco Securitization Corp., Tobacco
 Settlement Asset-Backed Bonds, Series 2000:
 5.60% 2010                                                                         1,000         1,021
 5.70% 2011                                                                         4,890         4,990
 5.80% 2012                                                                         4,785         4,865

ARIZONA  -  0.44%
State Transportation Board, Subordinated Highway Rev.                               1,850         1,951
 Bonds, Series 1992B, 6.50% 2008 (Preref. 2002)
Health Facs. Auth., Rev. Bonds (Catholic Healthcare                                 4,000         3,972
 West Project), Series 1999A, 6.125% 2009
Industrial Dev. Auth. of the County of Maricopa,                                    2,850         2,740
 Health Fac. Rev. Bonds (Catholic Healthcare West
 Project), 1998 Series A, 5.25% 2006

CALIFORNIA  -  5.62%
Educational Facs. Auth., Rev. Bonds, Stanford                                       3,000         3,057
 University, Series N, 5.35% 2027
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds,
 1998 Series C-4, Class I:
 5.10% 2007                                                                         1,630         1,733
 5.20% 2009                                                                         1,200         1,286
Public Works Board, Lease Rev. Bonds, California                                    1,315         1,470
 Community Colleges, 1994 Series B (Various Community
 College Projects), 7.00% 2007 (Preref. 2004)
Statewide Communities Dev. Auth. (Apartment Dev. Rev.                               4,000         4,058
 Ref. Bonds Irvine Apartment Communities, LP), Series
 1998A-3, 5.10% 2025 (Put 2010)
City of Antioch, Public Fncg. Auth., 1998 Reassessment                              1,475         1,516
 Rev. Bonds, Subordinated Series B, 5.85% 2015
Association of Bay Area Governments, Fin. Auth. For
 Nonprofit Corps., Ref. Rev. Cert. of Part.:
 (American Baptist Homes of the West Facs. Project),                                1,210         1,166
 Series 1997B, 5.50% 2007
 (Episcopal Homes Foundation), Series 1998, 5.125% 2013                             2,000         1,968
Bonita Canyon Public Facs. Fncg. Auth., Community Facs.                             3,500         3,211
 Dist. No. 98-1, Special Tax Bonds, Series 1998,
 5.375% 2028
Central Valley Fncg. Auth., Cogeneration Project Rev.                               1,000         1,080
 Bonds (Carson Ice-Gen Project), Series 1993, 6.10%
 2013 (Preref. 2003)
County of El Dorado, Community Facs. Dist. No. 1992-1                                 990         1,011
 (El Dorado Hills Dev.), Series 1999 Special Tax Bonds,
 6.125% 2016
City of Folsom, Community Facs. Dist. No. 10, Special                               2,000         2,150
 Tax Bonds, Series 1999, 7.00% 2024
City of Fontana, Community Facs. Dist. No. 12                                       1,000         1,053
 (Sierra Lakes), Special Tax Bonds, Series 1999,
 6.50% 2015
City of Irvine, Limited Obligation Improvement Bonds:
 Assessment Dist. No. 94-13 (Oak Creek), Group One,                                 2,000         1,897
 5.50% 2022
 Assessment Dist. No. 94-13 (Oak Creek), Group Two,                                 1,250         1,260
 6.00% 2022
 Assessment Dist. No. 95-12, Group Three, 5.50% 2021                                2,750         2,612
 Assessment Dist. No. 97-17 (Northwood), Group One,                                 1,500         1,521
 6.00% 2023
Long Beach Aquarium of the Pacific, Rev. Bonds
 (Aquarium of the Pacific Project), 1995 Series A:
 6.10% 2010                                                                         4,000         4,057
 6.125% 2015                                                                        5,000         4,943
 6.125% 2023                                                                       12,500        11,901
 MBIA Insured, 6.125% 2023                                                          2,000         2,115
City of Los Angeles:
 Community Redev. Agcy., Central Business Dist. Redev.                              2,000         2,021
 Project, Tax Allocation Ref. Bonds, Series I,
 5.00% 2001
 Regional Airports Improvement Corp., Facs. Lease Ref.                              2,000         2,055
 Rev. Bonds, Issue of 1992, United Air Lines, Inc.
 (L.A. Intl. Airport), 6.875% 2012
County of Los Angeles, Capital Asset Leasing Corp.,
 Cert. of Part. (Marina del Rey), 1993 Series A:
 6.25% 2003                                                                         3,500         3,597
 6.50% 2008                                                                         4,750         5,023
County of Orange:
 Aliso Viejo Special Tax Bonds of Community Facs.
 Dist. No. 88-1, Series A of 1992:
  7.15% 2006 (Preref. 2002)                                                         2,000         2,153
  7.35% 2018 (Preref. 2002)                                                         4,000         4,318
Pleasanton Joint Powers Fncg. Auth., Reassessment Rev.                                465           470
 Bonds, 1993 Series A, 5.70% 2001
City of Roseville:
 Highland Reserve North Community Facs. Dist. No. 1,                                3,085         3,279
 Special Tax Bonds, Series 1999, 6.00% 2011
 North Central Roseville Community Facs. Dist. No. 1,
 Special Tax Ref. Bonds, Series 1999:
  5.30% 2007                                                                        2,865         2,953
  5.80% 2017                                                                        3,500         3,494
 Woodcreek West Community Facs. Dist. No. 1, Special                                1,465         1,557
 Tax Bonds, Series 1999, 6.50% 2015
Sacramento Cogeneration Auth., Cogeneration Project
 Rev. Bonds (Procter & Gamble Project), 1995 Series:
 6.00% 2003                                                                         2,200         2,276
 6.375% 2010                                                                          500           539
 6.375% 2010 (Preref. 2005)                                                           500           566
County of Sacramento, Laguna Creek Ranch/Elliott Ranch                                500           518
 Community Facs. Dist. No. 1, Improvement Area No. 2
 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021
County of San Bernardino, Housing Auth., Multifamily                                1,500         1,517
 Housing Rev. Ref. Bonds (Equity Residential/Redlands
 Lawn & Tennis Apartments), Issue 1999A, 5.20% 2029
 (Put 2009)
County of San Diego, Reassessment Dist. No. 97-1                                    1,000         1,035
 (4-S Ranch), Limited Obligation Improvement Bonds,
 6.25% 2012
San Marcos Public Facs. Auth., Ref. Rev. Bonds,                                     3,000         2,911
 Series 1998, 5.80% 2027
San Marcos Unified School Dist., Community Facs.                                    3,150         2,997
 Dist. No. 5 (Rancho Carrillo), Series 1999 Special
 Tax Bonds, 5.60% 2029
Community Facs. Dist. No. 99-1 (Talega) of the Santa                                1,195         1,243
 Margarita Water Dist., Series 1999 Special Tax Bonds,
 6.10% 2014
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond
 Anticipation Notes (South Tahoe Redev. Project
 Area No. 1):
 Series 1999A, 7.30% 2007                                                           7,000         7,057
 Series 1999B, 7.30% 2007                                                           1,905         1,921
The Regents of the University of California, Various                                2,000         2,033
 University of California Projects, 1993 Series A,
 5.50% 2021
Washington Township Health Care Dist., Rev. Bonds,                                  1,300         1,305
 Series 1999, 5.00% 2014

COLORADO  -  3.93%
Housing and Fin. Auth.:
 Multi-family Housing Insured Mortgage Rev. Bonds:
 1982 Series A, 9.00% 2025                                                          1,515         1,519
 1997 Series C-3, 5.65% 2015                                                        1,300         1,300
 Single Family Housing Program Senior and
 Subordinate Bonds:
  1997 Series:
   A-3, 7.00% 2016                                                                  1,375         1,494
   B-3, 6.80% 2028                                                                    780           841
   C-3, 6.75% 2017                                                                    930         1,003
  1998 Series:
   B-3, 6.55% 2025                                                                  4,985         5,521
   D-3, 6.125% 2023                                                                 1,950         2,095
Arapahoe County, Capital Improvement Trust Fund
 Highway Rev. Bonds (E-470 Project):
 6.90% 2015 (Preref. 2005)                                                          2,500         2,887
 6.95% 2020 (Preref. 2005)                                                         17,500        20,239
City and County of Denver, Airport System Rev. Bonds,
 Series 1992A:
 7.25% 2025 (Preref. 2002)                                                          5,590         6,044
 7.25% 2025 (Preref. 2002)                                                         14,210        15,364
E-470 Public Highway Auth. Senior Rev. Bonds,                                       7,500           636
 Series 2000B (Capital Appreciation Bonds), 0.00% 2034
Eagle County, Bachelor Gulch Metropolitan Dist.,                                    3,400         3,466
 G.O. Bonds, Series 1999, 6.70% 2019
Eaglebend Affordable Housing Corp., Multi-family
 Housing Project Rev. Ref. Bonds, Series 1997A:
 6.40% 2017                                                                         1,000           984
 6.45% 2021                                                                         2,175         2,124
Eaglebend Dowd Affordable Housing Corp., Multi-family
 Housing Project Rev. Bonds, Series 1998A:
 6.35% 2014                                                                         1,065         1,043
 6.63% 2039                                                                         2,000         1,904
Metropolitan Football Stadium Dist., Capital
 Appreciation Sales Tax Rev. Bonds, MBIA Insured:
 Series 1999A:
  0.00% 2008                                                                        2,675         1,983
  0.00% 2011                                                                        2,600         1,646
  0.00% 2012                                                                        4,700         2,810
 Series 1999B, 0.00% 2006                                                           4,000         3,269

CONNECTICUT  -  0.84%
Dev. Auth., Pollution Control Rev. Ref. Bonds                                       5,025         4,994
 (The Connecticut Light and Power Co. Project),
 Series 1993A, 5.85% 2028
Health and Educational Fac. Auth., Rev. Bonds,                                      1,800         1,851
 University of Hartford Issue, Series D, 6.75% 2012
Mashantucket (Western) Pequot Tribe, Special Rev.
 Bonds, 1996 Series A:(1)
 6.25% 2002 (Escrowed to Maturity)                                                  1,000         1,042
 6.375% 2004 (Escrowed to Maturity)                                                 1,985         2,164
 6.50% 2005 (Escrowed to Maturity)                                                  1,490         1,660
 6.40% 2011                                                                         2,025         2,187
 6.40% 2011 (Preref. 2007)                                                          2,470         2,832

DELAWARE  -  0.05%
Econ. Dev. Auth., First Mortgage Rev. Bonds                                         1,000           993
 (Peninsula United Methodist Homes, Inc. Issue),
 Series 1997A, 6.00% 2009

DISTRICT OF COLUMBIA  -  0.95%
G.O. Bonds:
 Series 1992 B, MBIA Insured, 6.30% 2010 (Preref. 2002)                             2,900         3,056
 Series 1993 A, AMBAC Insured:
  5.875% 2005                                                                       1,525         1,638
  5.875% 2005 (Escrowed to Maturity)                                                1,475         1,598
 Series 1993 B-1, AMBAC Insured, 5.50% 2009                                         1,500         1,617
Convention Center Auth. (Washington, D.C.), Senior Lien
 Dedicated Tax Rev. Bonds, Series 1998, AMBAC Insured:
 5.00% 2006                                                                         1,105         1,157
 4.75% 2028                                                                         5,750         5,208
Hospital Rev. Ref. Bonds:
 Medlantic Healthcare Group, Inc. Issue, Series 1992 B,                             2,000         2,082
 6.50% 2002 (Escrowed to Maturity)
 Washington Hospital Center Issue, Series 1992A,                                    1,595         1,685
 7.00% 2005 (Preref. 2002)
Redev. Land Agcy., Sports Arena Special Tax Rev.                                      785           794
 Bonds, Series 1996, 5.625% 2010

FLORIDA  -  5.41%
Arbor Greene Community Dev. Dist. (City of Tampa,
 Hillsborough County), Special Assessment Rev. Bonds:
 Series 1996, 7.60% 2018                                                              950         1,011
 Series 1998, 5.75% 2006                                                              495           492
 Series 2000, 6.50% 2007                                                              915           922
 Broward County, Resource Recovery Rev. Bonds,
 Series 1984:
  North Project, 7.95% 2008                                                         6,460         6,620
  South Project, 7.95% 2008                                                         8,780         8,956
Championsgate Community Dev. Dist., Capital Improvement                             1,515         1,478
 Rev. Bonds, Series 1998B, 5.70% 2005
The Crossings at Fleming Island Community Dev. Dist.
 (Clay County), Special Assessment Bonds:
 Series 1995, 8.25% 2016 (Preref. 2005)                                             1,045         1,226
 Series 2000C, 7.10% 2030                                                           7,000         7,258
Fishhawk Community Dev. Dist. (Hillsborough County),                                3,000         3,014
 Special Assessment Rev. Bonds, Series 2000, 6.65% 2007
Fleming Island Plantation Community Dev. Dist.                                      3,000         3,171
 (Clay County), Series 2000B (Long Term), 7.375% 2031
The Groves Community Dev. Dist. (Pasco County),                                     1,175         1,174
 Special Assessment Rev. Bonds, Series 2000B,
 7.625% 2008
Harbour Lake Estates Community Dev. Dist.,                                          3,500         3,490
 Special Assessment Bonds, 6.40% 2006
Heritage Harbor Community Dev. Dist. Rev. Bonds,                                    1,645         1,645
 Series B, 6.00% 2003
Heritage Palms Community Dev. Dist. (Fort Myers),
 Capital Improvement Rev. Bonds:
 Series 1998, 5.40% 2003                                                            1,190         1,179
 Series 1999, 6.25% 2004                                                            3,500         3,507
Heritage Pines Community Dev. Dist. (Pasco County),                                 2,625         2,563
 Capital Improvement Rev. Bonds, Series 1998B,
 5.50% 2005
Heritage Springs Community Dev. Dist. (Pasco County),                               1,970         1,972
 Capital Improvement Rev. Bonds, Series 1999B,
 6.25% 2005
Lake Ashton Community Dev. Dist., Rev. Bonds:
 Series A, 7.40% 2032                                                               1,000         1,001
 Series B, 6.40% 2011                                                               2,750         2,732
Lake Powell Residential Golf Community Dev. Dist.                                   3,720         3,711
 (Bay County), Special Assessment Rev. Bonds,
 Series 2000B, 7.00% 2010
Lee County Industrial Dev. Auth., Healthcare Facs.
 Rev. Bonds:
 Series 1997A (Cypress Cove at Healthpark Florida,
 Inc. Project):
  5.80% 2006                                                                        1,005           986
  6.25% 2017                                                                        5,550         4,888
 Series 1999A (Shell Point/Alliance Obligated Group,
 Shell Point Village Project):
  5.25% 2006                                                                        1,150         1,131
  5.50% 2010                                                                        1,500         1,447
  5.75% 2012                                                                        1,360         1,317
  5.75% 2013                                                                        1,840         1,769
  5.75% 2015                                                                        1,575         1,482
  5.50% 2021                                                                        1,550         1,326
  5.50% 2029                                                                        2,000         1,658
Marshall Creek Community Dev. Dist. (St. Johns County),
 Special Assessment Bonds:
 Series 2000A, 7.65% 2032                                                           4,000         4,115
 Series 2000B, 6.75% 2007                                                           2,080         2,106
Meadow Pointe II, Community Dev. Dist. (Pasco County),
 Capital Improvement Rev. Bonds:
 Series 1998A, 5.25% 2003                                                             315           315
 Series 1998B, 5.50% 2005                                                           1,455         1,446
Meadow Pointe III, Community Dev. Dist., Capital                                    1,480         1,476
 Improvement Rev. Bonds, Series 2001-1, 5.90% 2006
Mid-Bay Bridge Auth., Rev. Ref. Bonds:
 Series 1991B, 8.50% 2022 (Subject to Crossover Refunding)                          2,000         2,109
 Series 1993D, 6.10% 2022                                                             500           508
North Broward County, Hospital Dist. Rev. Bonds,                                    2,500         2,505
 6.00% 2031
Northern Palm Beach County Improvement Dist.,
 Water Control and Improvement Bonds:
 Unit of Dev. No. 9A, Series 1996A:
  6.80% 2006                                                                          910           977
  7.30% 2027                                                                        1,500         1,599
 Unit of Dev. No. 9B, Series 1999:
  5.85% 2013                                                                        1,000         1,004
  6.00% 2029                                                                        2,200         2,160
North Springs Improvement Dist. Special Assessment Bonds                              440           438
 (Parkland Isles Project), Series 1997B, 6.25% 2005
City of Orlando, Special Assessment Rev. Bonds (Conroy
 Road Interchange Project), Series 1998A:
 5.50% 2010                                                                         1,000           956
 5.80% 2026                                                                         2,000         1,824
River Ridge Community Dev. Dist. (Lee County),                                      1,045         1,035
 Capital Improvement Rev. Bonds, Series 1998, 5.75% 2008
Sampson Creek Community Dev. Dist. (St. Johns County),                              2,750         2,757
 Capital Improvement Rev. Bonds, Series 2000A, 6.95% 2031
Sarasota County Public Hospital Board, Fixed Rate                                   1,500         1,527
 Hospital Rev. Ref. Bonds, Series 1998B (Sarasota
 Memorial Hospital Project), MBIA Insured, 5.25% 2024
Stoneybrook West Community Dev. Dist. (City of Winter
 Garden, Orange County), Special Assessment Rev. Bonds:
 Series 2000A, 7.00% 2032                                                           1,775         1,795
 Series 2000B, 6.45% 2010                                                           2,245         2,258
Vista Lakes Community Dev. Dist. (City of Orlando),                                 1,745         1,743
 Capital Improvement Rev. Bonds, Series 2000B, 6.35% 2005

GEORGIA  -  1.50%
Municipal Electric Auth.:
 General Power Rev. Bonds, Series X, 6.50% 2012                                     1,215         1,373
 Project One Senior Bond, Fourth Crossover Series,                                  5,700         6,661
 MBIA Insured, 6.50% 2012
City of Atlanta:
 Airport Facs. Rev. Ref. Bonds, Series 1994A,                                       1,000         1,150
 AMBAC Insured, 6.50% 2009
 Water and Wastewater Rev. Bonds, Series 1999,                                      8,500         9,064
 FGIC Insured, 5.50% 2022
Housing Auth. of the County of DeKalb, Multi-family                                 6,000         6,031
 Housing Rev. Ref. Bonds (The Park at Briarcliff
 Apartments Project), Series 1998A, 4.55% 2028 (Put 2008)
Fulco Hospital Auth., Rev. Anticipation Certificates,
 Georgia Baptist Health Care System Project:
 Series 1992 A (Preref. 2002):
  6.40% 2007                                                                        1,000         1,062
  6.25% 2013                                                                        2,100         2,222
  6.375% 2022                                                                       1,595         1,690
 Series 1992 B, 6.375% 2022 (Preref. 2002)                                            610           647

HAWAII  -  0.47%
G.O. Bonds of 1997, Series CN, FGIC Insured, 5.25% 2013                             5,000         5,200
City and County of Honolulu, G.O. Bonds:
  Ref. and Improvement Series, 1993B:
   5.00% 2013                                                                       1,370         1,421
   5.00% 2013 (Escrowed to Maturity)                                                  630           660
  FSA Insured, Series 2001A, 5.375% 2012                                            2,000         2,136

ILLINOIS  -  11.15%
Build Illinois Bonds (Sales Tax Rev. Bonds),                                        1,000         1,027
 Series O, 6.00% 2002
Civic Center Bonds (Special State Obligation Bonds),                                6,500         7,345
 Series 1991, AMBAC Insured,  6.25% 2020
Dev. Fin. Auth., Rev. Bonds, Series 1998A (Provena                                  5,120         5,500
 Health), MBIA Insured, 5.50% 2010
Educational Facs. Auth., Rev. Bonds:
 MJH Education Assistance Illinois III LLC,                                         1,500         1,548
 Series 1999D, AMBAC Insured, 5.45% 2014
 Wesleyan University, Series 1993, 5.625% 2018                                      1,490         1,518
Health Facs. Auth.:
 Rev. Bonds:
  Advocate Health Care Network:
   Series 1998A:
    5.00% 2007                                                                        700           712
    5.00% 2007 (Escrowed to Maturity)                                                 920           969
    5.00% 2008                                                                        810           820
    5.00% 2008 (Escrowed to Maturity)                                               1,060         1,118
    4.50% 2009                                                                        840           799
    4.50% 2009 (Preref. 2008)                                                       1,090         1,121
    4.625% 2010                                                                     1,310         1,246
    4.625% 2010 (Preref. 2008)                                                      1,690         1,752
   Series 1999B:
    4.875% 2013                                                                     2,130         2,008
    4.875% 2013 (Preref. 2008)                                                        330           349
    MBIA Insured, 5.25% 2018                                                        2,115         2,104
    MBIA Insured, 5.25% 2018 (Preref. 2008)                                           385           415
  Alexian Brothers Health System, Series 1999,
 FSA Insured:
   5.00% 2008                                                                       1,230         1,283
   5.25% 2012                                                                       6,960         7,268
   5.00% 2025                                                                       2,000         1,903
   5.125% 2028                                                                      2,000         1,932
  Centegra Health System, Series 1998:
   5.50% 2008                                                                       1,640         1,655
   5.50% 2009                                                                       2,290         2,298
   5.50% 2010                                                                       2,440         2,434
   5.20% 2012                                                                       2,200         2,096
   5.25% 2013                                                                       2,430         2,299
   5.25% 2018                                                                       4,500         4,023
   AMBAC Insured, 5.25% 2024                                                        2,000         1,967
  The Children's Memorial Hospital, Series 1999A,
 AMBAC Insured:
   5.75% 2010                                                                       1,835         2,012
   5.75% 2011                                                                       1,690         1,846
  Friendship Village of Schaumburg, Series 1997A,                                   3,675         2,882
 5.25% 2018
  Northwestern Memorial Hospital, Series 1994A,                                     2,000         2,049
 6.00% 2024
  OSF Healthcare System:
   Series 1993, 5.75% 2007                                                          6,760         6,980
   Series 1999, 6.25% 2019                                                          4,500         4,596
  Riverside Health System, Series 2000, 6.85% 2029                                  2,500         2,655
  Sherman Health Systems, Series 1997, AMBAC Insured,                               2,595         2,759
 5.50% 2010
  Hospital Sisters Services, Inc. - Obligated Group,                                4,000         4,223
 Series 1998A, MBIA Insured, 5.25% 2008
 Rev. Ref. Bonds:
  Advocate Health Care Network, Series 1997A:
   5.50% 2008                                                                       2,110         2,201
   5.80% 2016                                                                       8,000         8,133
  Edward Hospital Project, Series 1993A:
   5.75% 2009                                                                       1,550         1,589
   6.00% 2019                                                                       1,435         1,438
  Fairview Obligated General Project, 1995 Series A:
   6.25% 2001                                                                         570           572
   6.50% 2006                                                                         770           777
   7.40% 2023                                                                       3,000         2,976
 Rev. and Rev. Ref. Bonds:
  Evangelical Hospitals Corp., Series C, 6.25% 2022                                 4,000         4,477
 (Escrowed to Maturity)
  Lutheran General Health, Series C, 6.00% 2018                                     2,705         2,759
Housing Dev. Auth., Multi-family Housing Bonds,                                     1,490         1,554
 1992 Series A, 7.00% 2010
Metropolitan Pier and Exposition Auth., McCormick Place
 Expansion Project:
 Series 1992A, 6.50% 2027 (Preref. 2003)                                            3,910         4,232
 Ref. Bonds, Series 1996A, MBIA Insured, 0.00% 2022                                13,455         4,237
City of Chicago:
 G.O. Bonds, Series 1999, FGIC Insured:
  City Colleges of Chicago Capital Improvement Project,                             7,700         3,594
 0.00% 2016
  Emergency Telephone System, Ref. Bonds, 5.25% 2020                                2,000         2,059
 Chicago O'Hare International Airport, Special Fac.
 Rev. Ref. Bonds:
  Series 1994 (American Airlines, Inc. Project),                                    2,750         3,057
 8.20% 2024
  Series 1999A (United Air Lines, Inc. Project),                                   14,605        12,986
 5.35% 2016
 Metropolitan Water Reclamation Dist. of Greater
 Chicago, Series B:
  Capital Improvement Bonds, 5.25% 2004                                             5,000         5,259
  Ref. Bonds, 5.30% 2005                                                            5,325         5,654
 Sales Tax Rev. Bonds, Series 1997, FGIC Insured,                                   5,000         5,031
 5.375% 2027
 School Reform Board of Trustees of the Board of
 Education of the City of Chicago, Unlimited Tax G.O.
 Bonds, Series 1997A, AMBAC Insured:
  0.00% 2011                                                                        2,745         1,653
  Capital Appreciation Bonds, 0.00% 2015                                            3,245         1,532
  Dedicated Tax Rev., AMBAC Insured:
   6.75% 2012                                                                       1,000         1,201
   0.00% 2014                                                                       7,085         3,563
   5.25% 2030                                                                       2,000         1,960
 Skyway Toll Bridge Ref. Rev. Bonds, Series 1994:
  6.50% 2010 (Preref. 2004)                                                        13,250        14,497
  6.75% 2014 (Preref. 2004)                                                         6,500         7,155
 Tax Increment Allocation Bonds (Central Loop
 Redevelopment Project), Capital Appreciation Bonds,
 Series 2000A, AMBAC Insured:
  0.00% 2007                                                                        7,000         5,227
  0.00% 2008                                                                        7,000         4,968
 Second Lien Wastewater Transmission Rev. Bonds,                                    2,500         2,377
 Series 1998B, MBIA Insured, 5.00% 2030
 Water Rev. Bonds, Series 1997, FGIC Insured, 0.00% 2014                            3,500         1,772
County of Cook, G.O. Capital Improvement Bonds,                                     4,000         4,691
 Series 1996,  FGIC Insured, 6.50% 2011
Regional Transportation Auth., Cook, Du Page, Kane,                                 4,500         5,983
 Lake, McHenry and Will Counties, G.O. Bonds, Series
 1994D, FGIC Insured, 7.75% 2019
Township High School Dist. No. 205, Cook County                                     4,730         3,357
 (Thornton), G.O. Limited Capital Appreciation Bonds,
 Series 1998D, FSA Insured, 0.00% 2008

INDIANA  -  4.21%
State Dev. Fin. Auth.:
 Pollution Control Rev. Bonds (Inland Steel Co.                                     2,500         1,886
 Project No. 12), 6.85% 2012
 Rev. Ref. Bonds, Exempt Fac.-Inland Steel, 5.75% 2011                              4,000         2,794
Educational Facs. Auth., Educational Facs. Rev. Bonds                               1,000         1,001
 (University of Evansville Project), Series 1996,
 5.25% 2005
Health Fac. Fncg. Auth., Hospital Rev. Bonds:
 Charity Obligation Group:
  Series 1997D, 5.00% 2026 (Put 2007)                                              15,010        15,787
  Series 1999D, 5.25% 2016                                                          3,000         3,013
 Clarian Health Partners, Inc., Series 1996A:
  MBIA Insured, 5.25% 2008                                                          1,700         1,795
  MBIA Insured, 5.50% 2016                                                          4,000         4,100
  5.50% 2016                                                                       10,250        10,332
 Holy Cross Health System Corp., Hospital Rev. Bonds,                               7,095         7,524
 Series 1998, MBIA Insured, 5.375% 2010
 Sisters of St. Francis Health Services, Inc. Project:
  Series 1997A, MBIA Insured:
   5.00% 2008                                                                       1,000         1,045
   5.125% 2017                                                                      1,000           991
  Series 1999A, 5.00% 2029                                                          6,000         5,670
Housing Fin. Auth., Single Family Mortgage Ref. Rev.                                1,275         1,335
 Bonds, 1992 Series A, 6.75% 2010
State Office Building Commission, Correctional Facs.                                8,490         9,810
 Program Rev. Bonds, Series 1995B, AMBAC Insured,
 6.25% 2012
Transportation Fin. Auth., Airport Facs. Lease Rev.
 Bonds, Series A:
 6.50% 2007                                                                         1,160         1,222
 6.50% 2007 (Preref. 2002)                                                          3,755         4,013
 6.75% 2011 (Preref. 2002)                                                          2,400         2,574
City of East Chicago, Pollution Control Rev. Ref. Bonds,                            3,000         2,563
 Inland Steel Co. Project No. 11, Series 1994,
 7.125% 2007
Hospital Auth. of the City of Fort Wayne, Rev. Bonds
 (Parkview Memorial Hospital Inc. Project), Series 1992:
 6.375% 2013 (Preref. 2002)                                                         4,000         4,266
 6.40% 2022 (Preref. 2002)                                                          2,000         2,134

IOWA  -  1.10%
Econ. Dev. Rev. Bonds (Foundation for Affordable Housing                            1,500         1,565
 Project), Series 2000A, FNMA Insured, 5.65% 2033
 (Put 2013)
Fin. Auth.:
 Hospital Rev. Bonds (Mercy Medical Center Project),
 Series 1999, FSA Insured:
  5.50% 2011                                                                        1,420         1,524
  5.60% 2012                                                                        1,375         1,475
 Rev. and Ref. Bonds:
  Mercy Health Services Obligated Group, 1997 Series V,                               590           618
 5.00% 2010 (Escrowed to Maturity)
  Trinity Health Credit Group, Series 2000B, AMBAC                                  5,000         5,330
 Insured, 6.00% 2027
 Rev. Bonds (Catholic Health Initiatives), Series 2000A,                            3,000         3,075
 6.00% 2018
 Single Family Mortgage Bonds, 1997 Series F, 5.55% 2016                            1,870         1,929
Polk County, Catholic Health Initiatives, Series 1997A:
 5.50% 2007                                                                         1,520         1,600
 5.125% 2011                                                                        1,500         1,517
 5.125% 2012                                                                        3,170         3,181

KENTUCKY  -  1.40%
Econ. Dev. Fin. Auth.:
 Health System Rev. Bonds (Norton Healthcare, Inc.),
 Series 2000, MBIA Insured:
  6.50% 2020                                                                       10,000        10,257
  6.625% 2028                                                                       5,500         5,688
 Hospital System Ref. and Improvement Rev. Bonds,
 Series 1997 (Appalachian Regional Healthcare, Inc.
 Project):
  5.20% 2004                                                                        1,540         1,372
  5.60% 2008                                                                          630           511
  5.60% 2009                                                                        3,305         2,618
  5.70% 2010                                                                          490           381
  5.75% 2011                                                                        2,190         1,674
  5.85% 2017                                                                        2,000         1,410
City of Ashland, Pollution Control Ref. Rev. Bonds,                                 3,750         3,925
 Series 1999 (Ashland Inc. Project), 5.70% 2009

LOUISIANA  -  5.43%
Health Education Auth., (Lambeth House Project):
 Rev. Bonds, Series 1996, 9.00% 2026 (Preref. 2006)                                 9,000        11,397
 Rev. Ref. Bonds, Series 1998A:
  5.50% 2010                                                                        5,505         4,900
  6.15% 2018                                                                        2,000         1,712
  6.20% 2028                                                                        3,950         3,239
Public Facs. Auth., Hospital Rev. Ref. Bonds
 (Franciscan Missionaries of Our Lady Health System
 Project), Series 1998A, FSA Insured:
 5.75% 2014                                                                         3,495         3,796
 5.75% 2015                                                                         3,825         4,138
 5.75% 2018                                                                         4,000         4,280
Jefferson Parish Hospital Services:
 Dist. No. 1, Parish of Jefferson (West Jefferson
 Medical Center), FSA Insured, Hospital Rev. Bonds,
 Series 1998A:
  5.25% 2011                                                                        2,070         2,177
  5.25% 2012                                                                        1,930         2,015
 Dist. No. 2, Parish of Jefferson, Hospital Rev. Bonds,                             3,520         3,730
 Series 1998, FSA Insured, 5.25% 2011
Lake Charles Harbor and Terminal Dist., Port Facs.                                 24,000        25,620
 Rev. Ref. Bonds (Trunkline LNG Co. Project),
 Series 1992, 7.75% 2022
Local Government Environmental Facs. and Community
 Dev. Auth. Rev. Bonds (Capital Projects and Equipment
 Aquisition Program), AMBAC Insured:
 Series 1999, 4.50% 2018                                                            4,500         4,209
 Series 2000A, 6.30% 2030                                                          11,500        13,499
Offshore Terminal Auth., Deepwater Port Ref. Rev. Bonds                             4,000         3,892
 (LOOP LLC Project), Series 1998, 5.20% 2018
Parish of West Feliciana, Pollution Control Rev. Bonds
 (Gulf States Utilities Company Project):
 Series 1985B, 9.00% 2015                                                           2,000         2,049
 Series 1985D, 5.80% 2015                                                           3,750         3,682
 Series 1999A, 5.65% 2028 (Put 2004)                                               13,500        13,742

MAINE  -  0.27%
Health and Higher Educational Facs. Auth., Rev. Bonds,
 Piper Shores Issue, Series 1999A:
 7.50% 2019                                                                         3,000         2,948
 7.55% 2029                                                                         2,575         2,521

MARYLAND -  1.25%
Community Dev. Administration, Dept. of Housing and                                 5,815         6,118
 Community Dev., Single Family Program Bonds,
 1997 First Series, 5.25% 2005
Health and Higher Educational Facs. Auth.:
 First Mortgage Rev. Bonds, PUMH of Maryland, Inc. Issue                            2,400         2,169
 (Heron Point of Chestertown), Series 1998A, 5.75% 2019
 Rev. Bonds, Howard County General Hospital Issue,
 Series 1993 (Escrowed to Maturity):
  5.50% 2013                                                                        2,000         2,109
  5.50% 2021                                                                        1,225         1,288
Anne Arundel County, Special Obligation Bonds:
 Arundel Mills Project, Series 1999, 7.10% 2029                                     5,750         6,004
 National Business Park Project, Series 2000, 7.375% 2028                           1,000         1,044
Calvert County, Econ. Dev. Rev. Bonds (Ashbury-Solomons                             2,500         2,952
 Island Facility), Series 1995, 8.625% 2024
 (Preref. 2005)
Frederick County, Special Obligation Bonds (Urbana                                  2,500         2,467
 Community Dev. Auth.), Series 1998, 6.625% 2025
Prince George's County, Hospital Rev. Bonds,                                          750           801
 Dimensions Health Corp. Issue, Series 1992,
 7.25% 2017 (Preref. 2002)

MASSACHUSETTS  -  0.84%
Massachussetts Bay Transportation Auth., General                                    5,000         5,778
 Transportation System Bonds, 1994 Series A Ref. Bonds,
 7.00% 2007
Turnpike Auth., Metropolitan Highway System Rev. Bonds,                            10,000         9,473
 Series 1999A, AMBAC Insured, 5.00% 2039
The New England Loan Marketing Corp., Student Loan                                  1,500         1,531
 Ref. Bonds, 1993 Series G, 5.20% 2002

MICHIGAN -  5.17%
Hospital Fin. Auth.:
 Hospital Rev. Bonds:
  The Detroit Medical Center Obligated Group,
 Series 1998A:
   5.00% 2012                                                                       1,370         1,156
   5.00% 2013                                                                       1,000           830
   5.00% 2014                                                                       1,525         1,247
   5.25% 2023                                                                       1,955         1,369
   5.25% 2028                                                                       1,500         1,015
  Henry Ford Health System, Series 1999A:
   5.70% 2011                                                                       2,985         3,148
   5.80% 2012                                                                       1,075         1,134
 Hospital Rev. and Ref. Bonds:
  Daughters of Charity, National Health System,                                     1,180         1,233
 5.50% 2005 (Escrowed to Maturity)
  The Detroit Medical Center Obligated Group:
   Series 1993A:
    6.375% 2009                                                                     2,000         1,840
    6.25% 2013                                                                      4,250         3,676
    6.50% 2018                                                                      7,000         5,882
   Series 1993B, AMBAC Insured, 5.00% 2006                                          1,365         1,422
  Genesys Health System Obligated Group, Series 1995A:
   7.10% 2002 (Escrowed to Maturity)                                                  285           301
   7.20% 2003 (Escrowed to Maturity)                                                1,000         1,088
   8.00% 2005 (Escrowed to Maturity)                                                8,880        10,435
   8.10% 2013 (Preref. 2005)                                                        5,000         5,981
   8.125% 2021 (Preref. 2005)                                                       4,500         5,387
   7.50% 2027 (Preref. 2005)                                                        4,520         5,219
  Hackley Hospital Obligated Group, Series 1998A:
   5.00% 2008                                                                       1,215         1,162
   5.30% 2013                                                                       2,400         2,208
  Henry Ford Health System, Series 1995A, 5.25% 2025                                3,095         2,905
  McLaren Obligated Group, Series 1993A, 5.375% 2013                                2,985         2,967
  Pontiac Osteopathic, Series 1994A:
   5.375% 2006                                                                        850           795
   6.00% 2014                                                                       5,905         5,157
   6.00% 2024                                                                       4,775         3,885
  Sinai Hospital of Greater Detroit, Series 1995:
   6.00% 2008                                                                       2,000         1,874
   6.625% 2016                                                                      3,190         2,828
  Variable Rate Rev. Bonds (Ascension Health
 Credit Group):
   Series 1999B-3, 5.30% 2033 (Put 2006)                                            2,000         2,045
   Series 1999B-4, 5.375% 2033 (Put 2007)                                           3,000         3,070
Housing Dev. Auth., Rental Housing Rev. Bonds:
 1992 Series A, AMBAC Insured, 6.40% 2005                                           2,350         2,463
 1994 Series A, 6.20% 2003                                                          1,600         1,661
City of Detroit:
 G.O. Rev. Bonds (Unlimited Tax), Series 1995-B:
  7.00% 2004                                                                        2,500         2,700
  6.25% 2008                                                                        1,730         1,849
  6.25% 2009                                                                        1,195         1,273
  6.25% 2010                                                                        1,250         1,327
 Downtown Dev. Auth., Tax Increment Bonds (Dev. Area                                2,900         3,270
 No. 1 Projects), Series 1996C, 6.20% 2017(Preref. 2006)
 School Dist. of the City of Detroit, Wayne County,                                 1,955         1,994
 School Building and Site Improvement Ref. Bonds,
 Series 1998C, FGIC Insured, 5.25% 2025
City of Royal Oak, Hospital Fncg. Auth., Hospital Rev.                              3,000         2,851
 Ref. Bonds (William Beaumont Hospital), Series 1993 G,
 5.25% 2019
Charter County of Wayne, Special Airport Facs. Rev.                                 2,270         2,267
 Ref. Bonds (Northwest Airlines, Inc.), Series 1995,
 6.75% 2015

MINNESOTA  -  0.30%
Housing Fin. Agcy., Single Family Mortgage Bonds,                                   1,765         1,842
 1994 Series E, 5.60% 2013
City of Minneapolis, G.O. Various Purpose Bonds,                                    4,000         4,051
 Series 2000, 5.00% 2001

MISSISSIPPI  -  0.17%
Development Bank Special Obligations Rev. Bonds,                                    2,500         2,418
 AMBAC Insured, 5.00% 2031
Hospital Equipment and Facs. Auth. Rev. Bonds                                       1,000         1,013
 (Forrest County General Hospital), FSA Insured,
 5.50% 2027

NEBRASKA  -  0.09%
City of Kearney, Industrial Dev. Rev. Bonds                                         2,750         1,737
 (The Great Platte River Road Memorial Foundation
 Project), Series 1998, 6.75% 2028

NEVADA  -  1.78%
Housing Division, Single Family Mortgage Bonds,                                       785           774
 1999 Series A-1, 4.75% 2012
Clark County, Special Improvement Dist. No. 121
 (Southern Highlands Area), Local Improvement Bonds,
 Series 1999:
 7.00% 2009                                                                         2,500         2,595
 7.50% 2019                                                                        14,000        14,515
City of Henderson:
 Health Fac. Rev. Bonds (Catholic Healthcare West),                                 7,000         5,548
 1998 Series A, 5.375% 2026
 Local Improvement Dist. No. T-4C (Green Valley
 Properties), Limited Obligation Ref. Bonds,
 1999 Series A:
  5.65% 2009                                                                        1,495         1,498
  5.75% 2013                                                                        3,990         3,835
  5.90% 2018                                                                        2,990         2,837
 Local Improvement Dist. No. T-10 (Seven Hills) Limited                             1,415         1,464
 Obligation Improvement Bonds, 7.50% 2015
Las Vegas Monorail Project Rev. Capital Appriciation                                3,545         2,361
 Bonds, 1st Tier Series 2000, AMBAC Insured, 0.00% 2010

NEW JERSEY  -  2.50%
Econ. Dev. Auth.:
 Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation
 Improvement Dist. Project (City of Elizabeth),
 Series 1998A:
  6.375% 2018                                                                       1,000         1,009
  6.375% 2031                                                                      13,905        14,073
 First Mortgage Rev. Fixed-Rate Bonds:
  Fellowship Village Project:
   Series 1998A:
    4.95% 2005                                                                      1,230         1,187
    5.50% 2018                                                                      2,295         1,945
    5.50% 2025                                                                      3,000         2,434
   Series 1995A, 9.25% 2025 (Preref. 2005)                                          7,000         8,445
  Winchester Gardens at Ward Homestead Project,
 Series 1996A:
   8.50% 2016                                                                       4,000         4,212
   8.625% 2025                                                                      3,500         3,698
 Retirement Community Rev. Bonds (Seabrook Village, Inc.                            6,000         5,938
 Fac.), Series 2000 A, 8.25% 2030
Housing and Mortgage Fin. Agcy., Section 8 Bonds,
 1991 Series A:
 6.80% 2005                                                                         2,570         2,646
 6.85% 2006                                                                         2,500         2,575
Gloucester County Improvement Auth., Solid Waste Resource                           1,585         1,713
 Recovery Rev. Ref. Bonds (Waste Management, Inc.
 Project), Series 1999A, 6.85% 2029 (Put 2009)

NEW YORK  -  6.95%
Dormitory Auth.:
 Center for Nursing/Rehabilitation, Inc. Rev. Bonds,                                2,100         2,184
 FHA Insured, 5.45% 2017
 City University System Consolidated Third General                                  2,000         2,158
 Resolution Rev. Bonds, 1998 Series 2, AMBAC Insured,
 5.50% 2008
 Edgar Health Care Center (Nursing Home) Rev. Bonds,                                2,375         2,390
 FHA Insured, 4.90% 2013
 Mental Health Services Facs. Improvement Rev. Bonds:
  Series 1997A, 6.00% 2007                                                          1,750         1,929
  Series 1997B, 5.60% 2008                                                          1,300         1,408
  Series 1998B:
   5.375% 2009                                                                      1,270         1,354
   5.00% 2010                                                                       1,495         1,551
   5.00% 2010                                                                       1,530         1,588
   Series 1998C, 5.00% 2010                                                         1,760         1,826
 Montefiore Medical Center, FHA-Insured Mortgage Hospital                           3,300         3,345
 Rev. Bonds, Series 1999, AMBAC Insured, 5.25% 2019
 Rev. Bonds:
  Series 1990B, 7.50% 2011                                                          1,160         1,384
  Series 1990B, 7.50% 2011 (Preref. 2010)                                             560           695
  Series 1997B, 6.00% 2007                                                          2,500         2,756
 Secured Hospital:
  Rev. Bonds (Interfaith Medical Center), Series 1998D,                             2,000         2,107
 5.25% 2007
  Rev. Ref. Bonds:
   (Brookdale Hospital), Series 1998J, 5.125% 2009                                  2,500         2,615
   (Bronx-Lebanon Hospital Center), Series 1998E,                                   8,520         8,688
 MBIA Insured, 5.20% 2014
 State University Educational Facs.:
  Rev. Bonds, Series 1997, 6.00% 2007                                               3,000         3,309
  Rev. Ref. Bonds, Series 1990A, 7.50% 2013                                         3,500         4,416
Environmental Fac. Corp., State Water Pollution Control                               230           237
 Revolving Fund Rev. Bonds (New York City Municipal
 Water Fin. Auth. Project), Series 1991 E, 6.875% 2010
Housing Fin. Agcy.:
 Health Facs. Rev. Bonds (New York City), 1996 Series A                             3,000         3,246
 Ref., 6.00% 2006
 Service Contract Obligation Rev. Ref. Bonds,                                       1,750         1,843
 Series 1997C, 5.20% 2010
Local Government Assistance Corp.:
 Series 1991 C Capital Appreciation Bonds, 0.00% 2005                               5,000         4,268
 Series 1991 D:
  7.00% 2011 (Preref. 2002)                                                         2,000         2,117
  6.75% 2021 (Preref. 2002)                                                         1,350         1,426
State Medical Care Facs. Fin. Agcy.:
 Hospital Insured Mortgage Rev. Bonds, 1994 Series A
 Ref. FHA Insured:
  5.10% 2010                                                                        2,345         2,403
  5.25% 2014                                                                        5,000         5,175
 Mental Health Services Facs. Improvement Rev. Bonds,                               1,000           989
 1993 Series D, 5.25% 2023
 St. Luke's-Roosevelt Hospital Center, FHA-Insured
 Mortgage Rev. Bonds:
  1993 Series A, 5.60% 2013                                                        12,390        13,062
  2000 Series A, 5.75% 2021                                                         5,000         5,201
Mortgage Agcy., Homeowner Mortgage Rev. Bonds,                                      7,500         7,586
 Series 80, 5.10% 2017
Urban Dev. Corp., Correctional Capital Facs. Rev. Bonds:
 Ref. Series 1993A, 5.30% 2005                                                      1,800         1,889
 Series 7, 5.25% 2009                                                               1,375         1,456
Castle Rest Residential Health Care Fac., FHA Insured                               1,700         1,782
 Mortgage Rev. Bonds, Series 1997A, 5.60% 2017
City of New York, G.O. Bonds:
 Fiscal 1992 Series C, 6.50% 2004 (Preref. 2002)                                      470           497
 Fiscal 1992 Series H, 6.875% 2002                                                    155           160
 Fiscal 1995 Series F:
  6.60% 2010 (Preref. 2005)                                                         2,000         2,229
  6.625% 2025 (Preref. 2005)                                                        1,500         1,673
 Fiscal 1996 Series E, 6.50% 2006                                                   3,000         3,328
 Fiscal 1999 Series H, 5.00% 2029                                                   3,000         2,850
 Fiscal 2001 Series F:
  5.00% 2010                                                                        1,500         1,565
  5.25% 2011                                                                        6,260         6,634
 Transitional Fin. Auth., Future Tax Secured Bonds:
  Fiscal 1998 Series A, 5.00% 2027                                                  1,500         1,447
  Fiscal 1998 Series B, 4.50% 2027                                                  5,000         4,360
  Fiscal 1998 Series C, 5.00% 2018                                                  2,000         1,985
  Fiscal 1999 Series B, 4.75% 2023                                                  5,725         5,280
Health and Hospitals Corp., Health System Bonds,                                    4,950         4,808
 1999 Series A, AMBAC Insured, 5.00% 2020
Suffolk County Industrial Dev. Agcy., Continuing Care                               2,000         1,996
 Retirement Community Rev. Bonds (Peconic Landing at
 Southhold, Inc. Project), Series 2000, 8.00% 2030
Triborough Bridge and Tunnel Auth., General Purpose and                             1,000         1,134
 Rev. Bonds, Series Y, 6.00% 2012

NORTH CAROLINA  -  2.87%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
 Ref. Series 1993B:
  6.00% 2006                                                                        3,120         3,288
  7.25% 2007                                                                        5,425         6,098
  7.00% 2008                                                                       10,720        12,014
  6.125% 2009                                                                       2,000         2,152
  6.00% 2022                                                                        2,000         2,014
  6.00% 2026                                                                        1,990         1,992
  MBIA Insured, 6.00% 2026                                                          2,500         2,809
 Series 1993 C, 5.00% 2021                                                          2,300         2,025
 Ref. Series 1999B:
  5.55% 2014                                                                        1,800         1,818
  5.60% 2015                                                                        7,000         7,042
  5.65% 2016                                                                        2,000         2,001
  5.70% 2017                                                                        4,775         4,755
 Series 1999D, 6.75% 2026                                                           3,500         3,714
Municipal Power Agcy. Number One (Catawba Electric Rev.                             3,935         4,356
 Bonds), Series 1999A, MBIA Insured, 6.00% 2008
County of Catawba, Hospital Ref. Rev. Bonds (Catawba                                1,000         1,021
 Memorial Hospital Project), Series 1999, AMBAC Insured,
 4.60% 2010

OHIO  -  0.46%
County of Knox, Hospital Facs. Ref. Rev. Bonds, Series                              2,175         2,193
 1998 (Knox Community Hospital), Asset Guaranty Insured,
 4.60% 2007
County of Lorain, Health Care Facs. Rev. Ref. Bonds                                 2,000         1,613
 (Kendal at Oberlin), Series 1998A, 5.25% 2021
County of Montgomery, Hospital Facs. Rev. Bonds
 (Kettering Medical Center Network Obligated Group),
 Series 1999:
 6.75% 2018                                                                         1,000         1,012
 6.75% 2022                                                                         1,000         1,005
County of Richland, Hospital Fac. Rev. Improvement Bonds,
 Series 2000B (MedCentral Health System Obligated Group):
 6.375% 2022                                                                        1,250         1,279
 6.375% 2030                                                                        2,000         1,967

OKLAHOMA  -  0.55%
Health System Rev. Bonds, Baptist Medicine Center of                                2,500         2,745
 Oklahoma, Series 1995 C, AMBAC Insured, 6.375% 2009
Industrial Auth., Health System Rev. Ref. Bonds
 (Obligated Group consisting of INTEGRIS Baptist
 Medical Center, Inc.
 INTEGRIS South Oklahoma, City Hospital Corp. and                                   2,500         2,775
 INTEGRIS Rural Health, Inc.), AMBAC, 6.00% 2009
Industries Auth., Health Facs. Rev. Ref. Bonds                                      2,505         2,513
 (Sisters of Mercy Health System, St. Louis, Inc.),
 Series 1993A, 5.00% 2013
Tulsa Industrial Auth., Hospital Rev. and Ref. Bonds,                               3,000         2,965
 St. John Medical Center Project, Series 1996,
 5.375% 2017

OREGON  -  0.95%
City of Klamath Falls, Electric Rev. Bonds (Klamath
 Cogeneration Project), Series 1999:
 5.75% 2013                                                                         7,000         6,603
 5.875% 2016                                                                        3,500         3,281
 6.00% 2025                                                                         9,750         9,007

PENNSYLVANIA  -  6.69%
Convention Center Auth., Ref. Rev. Bonds, 1994 Series A,                            8,240         8,557
 6.25% 2004
Higher Educational Facs. Auth.:
 Rev. Bonds (Thomas Jefferson University),
 1992 Series A, MBIA Insured:
  6.625% 2009                                                                         375           398
  6.625% 2009 (Preref. 2002)                                                          875           930
 UPMC Health System Rev. Bonds, Series 1999A, FSA                                   2,000         2,096
 Insured, 5.00% 2009
Housing Fin. Agcy., Rental Housing Ref. Bonds,
 FNMA Insured:
 Issue 1992, 6.50% 2023                                                             2,000         2,071
 Issue 1993, 5.80% 2018                                                             4,000         4,079
Housing Fin. Auth., Single Family Mortgage Rev. Bonds,                              1,000         1,043
 Series 1992-33, 6.85% 2009
Allegheny County, Hospital Dev. Auth. Rev. Bonds:
 Catholic Health Systems, AMBAC Insured:
  Series 1998A, 5.50% 2008                                                          1,000         1,078
  Series A, AMBAC Insured, 5.00% 2010                                               2,705         2,814
 Cert. of Part. (ACJCT Fac. Holdings L.P.), AMBAC                                   2,150         2,092
 Insured, 5.00% 2019
 UPMC Health System Rev. Ref. Bonds, Series 1999B,                                  5,160         5,511
 AMBAC Insured, 5.25% 2008
Chester County Health and Education Facs. Auth.,                                    4,150         3,995
 Health System Rev. Bonds (Jefferson Health System),
 Series 1997B,  5.375% 2027
Delaware County, Auth. Rev. Bonds, Catholic Health                                  2,465         2,554
 Systems, Series A, AMBAC Insured, 5.00% 2010
Lehigh County, General Purpose Auth. Rev. Bonds                                     1,500         1,581
 (KidsPeace Obligated Group), 5.70% 2009
Montgomery County Industrial Dev. Auth.:
 Retirement Community Rev. Ref. Bonds (Adult Communities                            1,000           957
 Total Services, Inc. Obligated Group), Series 1996A,
 5.875% 2022
 Retirement Community Rev. Bonds (ACTS Retirement-Life                             14,500        12,491
 Communities, Inc. Obligated Group), Series 1998,
 5.25% 2028
City of Philadelphia, G.O. Ref. Bonds, Series 1998,                                 3,300         3,103
 FGIC Insured, 4.75% 2020
Hospitals and Higher Education Facs. Auth. Of
 Philadelphia:
 Frankford Hospital, Series A (Escrowed to Maturity):
  6.00% 2014                                                                        3,705         3,885
  6.00% 2023                                                                        4,000         4,117
 Jefferson Health System, Series 1997A:
  5.50% 2006                                                                        2,285         2,397
  5.50% 2007                                                                        1,995         2,096
  5.50% 2008                                                                        2,000         2,102
  5.00% 2009                                                                        1,000         1,016
  5.00% 2010                                                                        1,000         1,008
  5.00% 2018                                                                        1,475         1,366
 Temple University Hospital Rev. Bonds:
  Series of 1983, 6.625% 2023                                                      15,385        14,581
  Series of 1993 A, 6.50% 2008                                                     15,500        15,695
  Series of 1997, 5.70% 2009                                                        1,000           959
Philadelphia Auth. for Industrial Dev., Rev. Bonds                                  2,815         2,643
 (Cathedral Village Project), Series of 1998, 5.50% 2010
Public Auditorium Auth. of Pittsburgh and Allegheny                                 2,000         2,104
 County, Regional Asset Dist. Sales Tax Rev. Bonds,
 Series of 1999, AMBAC Insured, 5.00% 2008
City of Pottsville Hospital Auth., Hospital Rev. Bonds                              8,500         9,537
 (The Pottsville Hospital and Warne Clinic), Series of
 1994, 7.25% 2024 (Preref. 2004)
Scranton-Lackawanna Health and Welfare Auth.,
 City of Scranton, Lackawanna County, Hospital Rev.
 Bonds (Moses Taylor Hospital Project), Series 1997:
 6.05% 2010                                                                         1,000           894
 6.15% 2012                                                                         2,245         1,960
 6.15% 2014                                                                         3,000         2,605
 6.20% 2017                                                                         3,000         2,498
Westmoreland Co., Health Care Fac. Rev. Bonds (Redstone                             6,500         6,440
 Presbyterian SeniorCare Obligated Group), Fixed Rate
 Rev. Bonds, Series 2000B, 8.125% 2030

RHODE ISLAND  -  0.49%
Depositors Econ. Protection Corp., Special Obligation
 Bonds, 1993 Series A:
 MBIA Insured, 5.75% 2012                                                           4,850         5,440
 5.75% 2021                                                                         2,715         2,928
 5.75% 2021 (Escrowed to Maturity)                                                  1,210         1,305

SOUTH CAROLINA  -  1.24%
Florence County, Hospital Rev. Bonds, McLeod Regional                               2,785         2,971
 Medical Center Project, MBIA Insured, Series 1998A,
 5.25% 2010
Lexington County Health Services Dist. Inc., Hospital
 Rev. Ref. and Improvement Bonds, Series 1997,
 FSA Insured:
 5.50% 2007                                                                         2,000         2,163
 5.00% 2009                                                                         1,000         1,051
 5.125% 2021                                                                        2,000         1,967
Piedmont Municipal Power Agcy., Electric Rev. Bonds:
 1999A Ref. Series, 5.25% 2015                                                     12,420        11,253
 1991 Ref. Series, FGIC Insured, 6.25% 2021                                         4,640         5,323

SOUTH DAKOTA  -  0.79%
Building Auth., Rev. Capital Appreciation Bonds,                                    3,780         1,913
 Series 1996A, AMBAC Insured, 0.00% 2014
Health and Educational Facs. Auth., Rev. Ref. Bonds,
 Series 1999 (Rapid City Regional Hospital Issue),
 MBIA Insured:
 5.00% 2007                                                                         2,045         2,139
 5.00% 2009                                                                         4,010         4,166
 5.00% 2010                                                                         4,175         4,313
Housing Dev. Auth., Homeownership Mortgage Bonds,                                   3,000         3,141
 1995 Series A, 5.80% 2014

TENNESSEE  -  1.12%
Health and Educational Facs. Board of the Metropolitan
 Government of Nashville and Davidson County,
 Rev. Bonds, Blakeford Project:
  Series 1994A, 9.25% 2024 (Preref. 2004)                                           6,600         7,805
  Series 1998, 5.65% 2024                                                           1,065           793
Memphis-Shelby County Airport Auth., Special Facs.                                 13,100        13,646
 Rev. Bonds, Ref. Series 1992 (Federal Express Corp.),
 6.75% 2012

TEXAS  -  4.82%
Bell County Health Facs. Dev. Corp., Retirement Fac.
 Rev. Bonds (Buckner Retirement Services, Inc. Obligated
 Group Project), Series 1998:
 5.25% 2009                                                                         1,620         1,609
 5.00% 2010                                                                         1,705         1,649
 5.25% 2028                                                                         9,400         8,131
Brazos River Auth., Rev. Ref. Bonds (Houston Industries                             5,860         5,797
 Incorporated Project), MBIA Insured, 4.90% 2015
Industrial Dev. Corp.of Port of Corpus Christi, Rev.                                5,000         4,649
 Ref. Bonds (Valero Refining and Marketing Co. Project),
 Series C, 5.40% 2018
Cypress-Fairbanks Independent School Dist. (Harris                                  6,675         3,732
 County), Unlimited Tax Ref. Bonds, Capital Appreciation
 Bonds, Series 1993A, 0.00% 2013
El Paso Independent School Dist. (El Paso County),                                  3,420         3,271
 Unlimited Tax Ref. Bonds, Series 1999, 4.75% 2018
Harris County Health Facs. Dev. Corp.:
 Hospital Rev. Bonds (Memorial Hermann Hospital System
 Project), Series 1998, FSA Insured:
  5.25% 2008                                                                        1,890         1,999
  5.50% 2011                                                                        5,000         5,329
  5.50% 2015                                                                       10,325        10,841
 Rev. Bonds (CHRISTUS Health), Series 1999A, MBIA                                   3,380         3,613
 Insured, 5.50% 2010
Hidalgo County Health Services Corp., Hospital Rev.
 Bonds, (Mission Hospital, Inc. Project), Series 1996:
 7.00% 2008                                                                         1,000         1,001
 6.75% 2016                                                                         1,740         1,617
City of Houston:
 Airport System Subordinate Lien Rev. Bonds, Series                                 5,000         4,784
 1998C, FGIC Insured, 5.00% 2028
 Independent School District, Series 1999A, 5.00% 2024                              4,500         4,345
 Pulic Improvement and Ref. Bonds, Series 1999A,                                    6,240         5,973
 4.75% 2017
 Water and Sewer System, Junior Lien Rev. Ref. Bonds,                               3,000         1,114
 Series 1998A, FSA Insured, 0.00% 2019
Midway Independent School District (McLennan County),                               5,000         1,893
 Unlimited Tax School Building and Refunding Bonds,
 Capital Appreciation, Series 2000, 0.00% 2019
North Central Health Facs. Dev. Corp., Hospital Rev.                                5,000         4,857
 and Ref. Bonds (Baylor Health Care System Project),
 Series 1998, MBIA Insured, 5.00% 2019
Northeast Medical Clinic, Hospital Auth., County of                                 1,000         1,142
 Humble, Rev. Bonds, FSA Insured, 6.25% 2012
City of San Antonio, Electric and Gas Systems Rev.                                  6,205         5,602
 Ref. Bonds, New Series 1998A, 4.50% 2021
Tarrant County Health Facs., Dev. Corp. Texas Health
 Resources System Rev. Bonds, Series 1997A, MBIA Insured:
 5.50% 2007                                                                         4,000         4,198
 5.75% 2015                                                                         3,000         3,143
Tomball Hospital Auth., Rev. Ref. Bonds, Series 1993,                               5,250         4,549
 6.125% 2023
Weatherford Independent School District (Parker County,                             2,625         1,084
 Texas), Unlimited Tax School Building and Refunding
 Bonds, Capital Appreciation, Series 2000, 0.00% 2018

UTAH  -  0.17%
Housing Fin. Agcy., Single Family Mortgage Bonds,                                     395           402
 1995 Issue E (Federally Insured or Guaranteed Mortgage
 Loans), 5.50% 2024
Salt Lake City, Hospital Rev. Bonds, Series 1992                                    3,100         3,007
 (IHC Hospitals, Inc.), 5.50% 2021

VERMONT  -  0.12%
Educational and Health Buildings Fncg. Agcy. Hospital                               2,250         2,373
 Rev. Bonds (Medical Center Hospital of Vermont Project),
 Series 1993, FGIC Insured, 5.75% 2007

VIRGINIA  -  1.74%
Dulles Town Center Community Dev. Auth. (Loudoun County),                           2,500         2,431
 Special Assessment Bonds (Dulles Town Center Project),
 Series 1998, 6.25% 2026
Fairfax County:
 Econ. Dev. Auth., Retirement Community Rev. Bonds                                 15,500        16,153
 (Greenspring Village, Inc. Fac.), Series 1999 A,
 7.50% 2029
 Industrial Dev. Auth., Hospital Rev. Ref. Bonds
 (Inova Health Systems Hospital Project), Series 1993 A:
 5.00% 2011                                                                         1,300         1,350
 5.00% 2023                                                                         1,200         1,172
Gateway Community Dev. Auth. (Prince William County),                               2,130         2,013
 Special Assessment Bonds, Series 1999, 6.25% 2026
Industrial Dev. Auth., Hanover County, Hospital Rev.                                1,000         1,156
 Bonds (Memorial Regional Medical Center Project at
 Hanover Medical Park), Series 1995, MBIA Insured,
 6.50% 2009
Heritage Hunt Commercial Community Dev. Auth.
 (Prince William County), Special Assessment Bonds:
 Series 1999A, 6.85% 2019                                                           3,549         3,612
 Series 1999B, 7.00% 2029                                                           1,000         1,018
Peninsula Ports Auth. Health System Rev. Ref. Bonds                                 1,000         1,037
 (Riverside Health System Project), Series 1998,
 MBIA Insured, 5.00% 2010
Pocahontas Parkway Association, Route 895 Connector                                 5,000         4,796
 Toll Road Rev. Bonds, Series 1998A, 5.25% 2008

VIRGIN ISLANDS  -  0.09%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund                               1,840         1,852
 Loan Notes), Series 1998 D, 5.50% 2002

WASHINGTON  -  3.39%
G.O. Bonds:
 Series B, 5.50% 2010                                                               2,000         2,172
 Series 2001C, 5.00% 2010                                                           7,310         7,658
Health Care Fac. Auth. Rev. Bonds (Swedish Health                                   2,000         1,949
 Services), Series 1998, AMBAC Insured, 5.125% 2022
Public Power Supply System:
 Nuclear Project No. 1 Ref. Rev. Bonds, Series 1997B,                               5,000         5,067
 5.13% 2014
 Nuclear Project No. 2 Ref. Rev. Bonds:
  Series 1993B, FSA Insured, 5.65% 2008                                             3,030         3,300
  Series 1994A, 6.00% 2007                                                         19,900        21,834
 Nuclear Project No. 3 Ref. Rev. Bonds:
  Series 1989A, MBIA Insured, 0.00% 2013                                            4,000         2,188
  Series 1989B, 7.125% 2016                                                         5,250         6,437
Central Puget Sound Regional Transit Auth., Sales Tax                               5,500         5,613
 and Motor Vehicle Excise Tax Bonds, Series 1999,
 FGIC Insured, 5.25% 2021
Public Utility Dist. No. 1 of Chelan County, Columbia                              11,345         4,311
 River-Rock Island Hydro-Electric System Rev. Ref.
 Capital Appreciation Bonds, Series 1997A , MBIA Insured,
 0.00% 2019
King County, Limited Tax G.O. Ref. Bonds,                                           3,680         3,546
 Series 1998B, 4.75% 2016
City of Seattle, Municipal Light and Power Ref. Rev.                                3,410         3,344
 Bonds, 1998 Series A, 5.00% 2016

WISCONSIN  -  1.41%
G.O. Refunding Bonds, Series 1998-1, 5.50% 2010                                     3,225         3,516
Health and Educational Facs. Auth., Rev. Bonds:
 Children's Hospital Project, Series 1993, FGIC Insured,                            2,000         2,136
 5.50% 2006
 Children's Hospital of Wisconsin, Inc., Series 1998,                               1,130         1,214
 AMBAC Insured, 5.625% 2015
 Medical College of Wisconsin, Series 1993, 5.95% 2015                              3,000         3,122
 The Monroe Clinic, Inc.:
  Series 1998
   4.80% 2010                                                                       1,110         1,046
   4.90% 2011                                                                       1,165         1,097
  Series 1999, 5.375% 2022                                                          2,000         1,754
Housing and Econ. Dev. Auth., Housing Rev. Bonds,                                   3,480         3,625
 1992 Series A, 6.40% 2003
Pollution Control and Industrial Dev. Rev. Bonds                                    3,000         3,188
 (General Motors Corp. Projects), City of Janesville,
 Series 1984, 5.55% 2009
City of Superior, Limited Obligation Ref. Rev. Bonds                                6,000         7,366
 (Midwest Energy Resources Co. Project), Series E-1991
 (Collateralized), FGIC Insured, 6.90% 2021

                                                                                              1,796,073



SHORT-TERM SECURITIES - 8.86%
Chattannoga Tennesse Health Education and Housing Fac.                              2,700         2,700
 Board Rev. Bonds, Housing Project, 3.50% 2032 (2)
State of Colorado, General Fund Tax and Rev.                                        5,000         5,027
 Anticipation Notes, Series 2000A, 5.00% 6/27/2001
State of Missouri, City of Columbia, Special Obligation                             3,400         3,400
 Insurance Reserve Bonds, Series 1998A, 3.10% 2008 (2)
State of Missouri, Curators of the University of Missouri                           1,500         1,509
 Capital Projects Notes, Series FY 2000-2001,
 5.25% 6/29/2001
State of Colorado, City and County of Denver, G.O.                                  4,000         4,024
 Various Purpose Bonds, Series 1999B, 4.75% 8/1/2001
State of Florida, Department of Environmental Protection,                           1,000         1,031
 Preservation 2000 Revenue Refunding Bonds, Series 2000A,
 AMBAC Insured, 6.75% 2007 (Preref. 7/1/2001)
State of Texas, Guadalupe-Blanco River Authority (Texas)                            1,600         1,600
 Pollution Control Rev. Ref. Bonds,
 (Central Power and Light Company Project), Series 1995,
 3.15% 2015 (2)
State of Mississippi, Harrison County, Pollution Control                            2,900         2,900
 Rev. Ref. Bonds (E. I. du Pont de Nemours and Co.
 Project), Series 1990, 3.15% 2010 (2)
State of Texas, City of Houston, Tax and Rev.                                       2,000         2,010
 Anticipation Notes, Series 2000, 5.00% 6/30/2001
City of Huntsville, Alabama, G.O. Ref. Warrants,                                    1,410         1,417
 Series 1998-B, 4.00% 11/1/2001
State of New Mexico, Town of Hurley, Pollution Control                              1,600         1,600
 Rev. Bonds (Kennecott Santa Fe Corp. Project),
 Series 1985, 3.15% 2015 (2)
State of Idaho Tax Anticipation Notes, Series 2000,                                 2,000         2,013
 5.375% 6/29/2001
State of Illinois, G.O. Bonds, Series 1995,                                         2,000         2,013
5.25% 7/1/2001
State of Illinois, Health Facs. Auth., Edward Hospital                              1,000         1,052
 Association Project, Series 1992, 7.00% 2022
 (Preref. 2002)
Kentucky Asset/Liability Commission, General Fund Tax                               5,500         5,530
 and Rev. Anticipation Notes, 2000 Series B,
 5.00% 6/27/2001
State of Arizona, Maricopa County, Arizona Pollution
 Control Rev. Ref. Bonds (Palo Verde Project):
 Series 1994E, 3.10% 2029 (2)                                                       3,400         3,400
 Series 1994B, 3.10% 2029 (2)                                                       1,000         1,000
State of Maryland, Health and Higher Educational Facs.                              5,820         5,820
 Auth., Pooled Loan Program Rev. Bonds, Series D,
 3.50% 2024 (2)
State of Massachusetts, G.O. Bond Anticipation Notes,                               5,000         5,042
 2000 Series A, 5.00% 9/6/2001
State of Massachusetts, Health and Educational Facs.                                5,000         5,155
 Auth. Rev. Bonds, Brigham and Women's Hospital Issue,
 Series D, 6.75% 2024 (Preref. 7/1/2001)
State of Michigan, Municipal Bond Auth., Rev. Notes,                                2,700         2,720
 Series 2000C-2, 5.00% 8/23/2001
State of Nebraska, Hospital Auth. No. 1 of Lancaster                                5,300         5,300
 County, Variable Rate Health Facs. Rev. Bonds
 (Immanuel Health Systems - Williamsburg Project),
 Series 2000A, 3.20% 2030 (2)
State of New Mexico 2000-2001 Tax and Rev. Anticipation                             5,000         5,027
 Notes, Series 2000, 5.00% 6/29/2001
State of New Mexico, Severance Tax Bonds, Series 1999B,                             1,710         1,720
 5.00% 7/1/2001
State of New York, Dormitory Authority, Wagner College                              2,700         2,700
 Revenue Bonds, Series 1998, 2.95% 2028 (2)
State of New York, Environmental Fac. Corp., State Water                            1,270         1,309
 Pollution Control Revolving Fund Rev. Bonds (NYC
 Municipal Water Fin. Auth. Project), Series 1991E,
 6.875% 2010 (Preref. 6/15/2001)
State of New York, Local Government Assistance Corp.,                               6,925         7,089
 Series 1991 B, 7.50% 2020 (Preref. 4/1/2001)
State of New York, Municipal Water Fin. Auth., Water and                            5,000         5,139
 Sewer System Rev. Bonds, Fiscal 1991 Series C,
 7.75% 2020 (Preref. 6/15/2001)
North Carolina Medical Care Commission Variable Rate
 Hospital Rev. Bonds:
 Pooled Fncg. Project, Series 1996A, 3.25% 2016 (2)                                 2,890         2,890
 Lexington Memorial Hospital Project, Series 1997,                                  3,000         3,000
 3.25% 2010 (2)
State of North Carolina, Raleigh-Durham Airport Auth.,                              1,500         1,500
 Special Fac. Ref. Rev. Bonds (American Airlines, Inc.
 Project), Series 1995A, 3.15% 2005 (2)
Ohio Air Quality Dev. Auth., Customized Purchase Rev.
 Bonds (The Cincinnati Gas and Electric Company Project):
 1985 Series B, 3.05% 2030 (2)                                                      1,100         1,100
 1985 Series A, 3.10% 2030 (2)                                                      3,900         3,900
Hospitals and Higher Education Facs. Auth. Of
 Philadelphia,  Hospital Rev. Bonds
(The Children's Hospital of Philadelphia Project),
 Series A of 1992:
  6.50% 2009 (Preref. 2/15/2002)                                                    4,500         4,718
  6.50% 2021 (Preref. 2/15/2002)                                                    3,000         3,145
State of Texas, Tax and Rev. Anticipation Notes,                                   55,625        56,141
 Series 2000, 5.25% 8/31/2001
State of Virginia, Industrial Dev. Auth. of the City of                             2,100         2,100
 Waynesboro, Variable Rate Residential Care Facs. Rev.
 Bonds (Sunnyside Presbyterian Home), Series 1997,
 3.25% 2028 (2)
State of Washington, Public Power Supply System, Nuclear                            2,500         2,579
 Project No. 1 Ref. Rev. Bonds, Series 1991A, 6.875%
 2017 (Preref. 7/1/2001)
State of West Virginia, School Building Authority Capital                           1,000         1,010
 Improvement Revenue Bonds, MBIA Insured, Series 1994,
 6.25% 7/1/2001
State of Wyoming, General Fund Tax and Rev. Anticipation                            5,000         5,026
 Notes, Series 2000A, 5.00% 6/27/2001

                                                                                                176,356

Total Investment Securities (cost: $1,904,848,000)                                            1,972,429

Excess of cash and receivables over payables                                                     18,413

NET ASSETS                                                                                   $1,990,842


(1)Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.
(2)Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to Abbreviations

Agcy. - Agency
Auth. - Authority
Cert. of Part. - Certificates of Participation
Dept. - Department
Dev. - Development
Dist. - District
Econ. - Economic
Fac. - Facility
Facs. - Facilities
Fin. - Finance
Fncg. - Financing
G.O. - General Obligation
Preref. - Prerefunded
Redev. - Redevelopment
Ref. - Refunding
Rev. - Revenue

THE TAX-EXEMPT BOND FUND OF AMERICA
FINANCIAL STATEMENTS                                                                         (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
at February 28, 2001                                                        (dollars in  thousands)
Assets:
Investment securities at market
 (cost: $1,904,848)                                                                           $1,972,429
Receivables for -
 Sales of investments                                                           $ 3,367
 Sales of fund's shares                                                           2,545
 Accrued interest                                                                28,425
 Other                                                                                5           34,342
                                                                                               2,006,771
Liabilities:
Payables for -
 Bank overdraft                                                                      27
 Purchases of investments                                                         9,919
 Repurchases of fund's shares                                                     1,107
 Dividends on fund's shares                                                       3,244
 Management services                                                                545
 Other expenses                                                                   1,087          $15,929
Net Assets at February 28, 2001 -
 Total authorized capital stock -  500,000,000 shares                                         $1,990,842

Class A shares, $.001 par value:
 Net assets                                                                                   $1,980,374
 Shares outstanding                                                                         $164,399,590
 Net asset value per share                                                                        $12.05

Class B shares, $.001 par value:
 Net assets                                                                                      $10,468
 Shares outstanding                                                                             $868,900
 Net asset value per share                                                                        $12.05

NOTE
the sum of Net Assets at a fund level s/b equal to the master level Net assets



STATEMENT OF OPERATIONS                                                                      (Unaudited)
for the six months ended February 28, 2001                                  (dollars in  thousands)
Investment Income:
Income:
 Interest                                                                                        $54,369

Expenses:
 Management services fee                                                         $3,302
 Distribution expenses - Class A                                                  2,323
 Distribution expenses - Class B                                                     31
 Transfer agent fee - Class A                                                       231
 Transfer agent fee - Class B                                                         1
 Reports to shareholders                                                             77
 Registration statement and prospectus                                               76
 Postage, stationery and supplies                                                    34
 Directors' fees                                                                     12
 Auditing and legal fees                                                             38
 Custodian fee                                                                       17
 Taxes other than federal income tax                                                  6            6,148

 Net investment income                                                                            48,221

Realized Gain and Unrealized
 Appreciation on Investments:
Net realized gain                                                                                  3,479
Net unrealized appreciation on investments                                                        35,064
 Net realized gain and
  unrealized appreciation on investments                                                          38,543
Net Increase in Net Assets Resulting
 from Operations                                                                                 $86,764




STATEMENT OF CHANGES IN NET ASSETS                                          (dollars in  thousands)

                                                                             Six months             Year
                                                                                  Ended            ended
                                                                           February 28,       August 31,
                                                                                  2001*              2000
Operations:
Net investment income                                                        $   48,221       $   95,126
Net realized gain (loss) on investments                                           3,479           (2,279)
Net unrealized appreciation (depreciation)
 on investments                                                                  35,064           (1,685)
 Net increase in net assets
  resulting from operations                                                      86,764           91,162
Dividends and Distributions Paid to Shareholders:
Dividends from net investment income:
  Class A                                                                       (48,494)         (94,620)
  Class B                                                                          (137)             (32)
Dividends from net realized gain on investments:
  Class A                                                                          -              (6,722)
Total dividends and distributions                                               (48,631)        (101,374)


Capital Share Transactions:
 Proceeds from shares sold                                                      249,648          353,333
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain on investments                              29,944           64,719
 Cost of shares repurchased                                                    (160,901)        (490,988)
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                    118,691          (72,936)

Total Increase (Decrease) in Net Assets                                         156,824          (83,148)

Net Assets:
Beginning of period                                                           1,834,018        1,917,166
End of period (including distributions
 in excess of net investment income and undistributed
  net investment income of: $22 and $36
 respectively)                                                               $1,990,842       $1,834,018

*Unaudited
See Notes to Financial Statements

THE TAX-EXEMPT BOND FUND OF AMERICA, INC.

NOTES TO FINANCIAL STATEMENTS    (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Tax-Exempt Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-free current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds. The fund offers Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 3.75%. Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares after eight years.
Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the fixed-income securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Interest income is recognized on an accrual basis. Premiums and original issue discounts on securities are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.

On September 1, 2001, the fund will begin amortizing discounts daily over the expected life of fixed-income securities to conform with a recent change in generally accepted accounting principles for mutual funds. Adopting this change will not impact the fund's net asset value and will result in changes to the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. These adjustments will be based on the fixed-income securities held by the fund on September 1, 2001. Because the fund determines its required distributions under Federal income tax laws, adoption of this principle will not affect the amount of distributions paid to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between Class A and Class B based on their relative net asset values. Distribution expenses, certain transfer agent fees and any other applicable class-specific expenses, are accrued daily and charged to the respective share class.

FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

As of February 28, 2001, net unrealized appreciation on investments for book and federal income tax purposes aggregated $67,581,000; $89,217,000 related to appreciated securities and $21,636,000 related to depreciated securities. During the six months ended February 28, 2001, the fund realized, on a tax basis, a net capital gain of $3,197,000 on securities transactions. The fund had available at February 28, 2001, a net capital loss carryforward totaling $1,792,000 which may be used to offset capital gains realized during subsequent years through 2008 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains. In addition, the fund has recognized for tax purposes, capital losses totaling $917,000 which were realized during the period November 1, 1999 through August 31, 2000. An additional $282,000 was reclassified from capital gains to ordinary income for federal income tax purposes. The cost of portfolio securities for book and federal income tax purposes was $1,905,000 at February 28, 2001.


FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $3,302,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on the following rates and net asset levels:

                 Net Asset Level

RATE             IN EXCESS OF          UP TO
0.30%            $0                    $0.06 billion
0.21              0.06 billion          1 billion
0.18              1 billion             3 billion
0.16              3 billion

The agreement also provides for fees based on monthly gross investment income at the following rates:

             Monthly Gross Investment Income

RATE              IN EXCESS OF           UP TO
3.00%             $0                     $3,333,333
2.50               3,333,333              8,333,333
2.25               8,333,333

Distribution Expenses - American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, received $347,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares during the six months ended February 28, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expense are approved in advance by the fund's Board of Directors. The plans provide for aggregate annual expense limits of 0.25% of net assets for Class A shares, and 1.00% of net assets for Class B shares.

For Class A shares, approved categories of expense include dealer service fees of up to 0.25% of net assets. Also included are reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. These reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the fund's overall 0.25% annual expense limit is not exceeded. For the six months ended February 28, 2001, aggregate distribution expenses were $2,323,000, or 0.25% of net assets attributable to Class A shares. As of February 28, 2001, unreimbursed expenses which remain subject to reimbursement totaled $1,785,000.

For Class B shares, approved categories of expense include fees of 0.75% per annum payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. Also included are service fees of 0.25% per annum. These fees are paid to AFD to compensate AFD for paying service fees to qualified dealers. For the six months ended February 28, 2001, aggregate distribution expenses were $31,000, or 1.00% of net assets attributable to Class B shares.

As of February 28, 2001, accrued and unpaid distribution expenses payable to AFD for Class A and Class B shares were
$929,000 and $7,000, respectively.

Transfer Agent Fee - A fee of $232,000 was incurred during the six months ended February 28, 2001 pursuant to an agreement with American Funds Service Company
(AFS), the transfer agent for the fund.

Deferred Directors' Fees - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As February 28, 2001, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993) net of any payments to Directors, were $53,000.

Affiliated Directors and Officers - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Directors are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. Investment Transactions and Other Disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $237,431,000 and $172,602,000 respectively, during the six months ended February 28, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. During the six months ended February 28, 2001, the custodian fee of $17,000 includes $6,000 that was paid by these credits rather than in cash.

As of February 28, 2001, net assets consisted of the following:

                                                                   (dollars in thousands)
Capital paid in on shares of capital stock                                         1,922,513
Distributions in excess of net investment income                                         (22)
Accumulated net realized gain                                                            770
Net unrealized appreciation                                                           67,581
Net Assets                                                              $          1,990,842

Capital share transactions in the fund were as follows:

CAPITAL SHARE TRANSACTIONS:
                                                                        For six months    For six months
                                                                                 ended             ended
                                                                          February 28,      February 28,
                                                                                   2001              2001
                                                                          Amount (000)            Shares
Class A Shares:
  Sold                                                                    $    241,925        20,312,683
  Reinvestment of dividends and distributions                                   29,850         2,512,674
  Repurchased                                                                 (160,061)      (13,493,817)
   Net increase (decrease) in Class A                                          111,714         9,331,540
Class B Shares: *
  Sold                                                                    $      7,723           648,671
  Reinvestment of dividends and distributions                                       94             7,890
  Repurchased                                                                     (840)          (70,151)
   Net increase in Class B                                                       6,977           586,410
Total net increase (decrease) in fund                                     $    118,691         9,917,950





                                                                        For six months    For six months
                                                                                 ended             ended
                                                                            August 31,        August 31,
                                                                                   2000              2000
Class A Shares:                                                           Amount (000)            Shares
  Sold                                                                    $    349,973        30,217,094
  Reinvestment of dividends and distributions                                   64,695         5,585,672
  Repurchased                                                                 (490,875)      (42,438,287)
   Net increase (decrease) in Class A                                          (76,207)       (6,635,521)
Class B Shares: *
  Sold                                                                    $      3,360           290,305
  Reinvestment of dividends and distributions                                       24             2,086
  Repurchased                                                                     (113)           (9,811)
   Net increase in Class B                                                       3,271           282,580
Total net increase (decrease) in fund                                     $    (72,936)       (6,352,941)

*  Class B shares not offered before March 15, 2000.

PER-SHARE DATA AND RATIOS (1)
                                                                                   Net
                                        Net asset                         gains(losses)
                                            value,             Net        on securities      Total from
                                         beginning       investment      (both realized       investment
 Period ended                            of period           income     and unrealized)       operations
Class A:
 February 28, 2001                           $11.81         $.31(2)             $.24(2)              $.55
2000                                          11.86          .60(2)            (.01)(2)               .59
1999                                          12.60              .59               (.55)              .04
1998                                          12.27              .62                 .37              .99
1997                                          11.86              .64                 .45            1.09
1996                                          11.94              .64                 .01              .65
1995                                          14.29              .76                 .85            1.61
Class B:
 February 28, 2001                            11.81          .25(2)              .26(2)               .51
2000(4)                                       11.50          .21(2)              .34(2)               .55






                                         Dividends    Distributions       Distributions
                                        (from net             (from              (from
                                        investment          capital             capital            Total
 Period ended                              income)           gains)              gains)    distributions
Class A:
 February 28, 2001                           $(.31)            $.00                                $(.31)
2000                                          (.60)            (.00               $(.04)            (.64)
1999                                          (.59)            (.08)               (.19)            (.78)
1998                                          (.62)            (.04)               (.04)            (.66)
1997                                          (.64)            (.14)               (.04)            (.68)
1996                                          (.64)            (.28)               (.09)            (.73)
1995                                          (.76)              .00               (.76)           (1.52)
Class B:
 February 28, 2001                            (.27)            $.00                                 (.27)
2000(4)                                       (.24)              .00                                (.24)







                                        Net asset                           Net assets,
                                        value, end           Total        end of period
 Period ended                            of period           return       (in millions)
Class A:
 February 28, 2001                           $12.05            4.70%             $1,980
2000                                          11.81             5.27               1,831
1999                                          11.86             .22                1,917
1998                                          12.60             8.26               1,795
1997                                          12.27             9.39               1,593
1996                                          11.86             5.51                1476
1995                                          14.38            11.62                 157
Class B:
 February 28, 2001                            12.05             4.37                  11
2000(4)                                       11.81             4.88                   3







                                         Ratio of         Ratio of
                                          expenses       net income           Portfolio
                                        to average       to average            turnover
 Period ended                           net assets       net assets                rate
Class A:
 February 28, 2001                         .66%(3)         5.18%(3)                9.93%
2000                                            .67             5.22               28.64
1999                                            .65             4.78               14.56
1998                                            .66             4.98               23.19
1997                                            .68             5.27               14.39
1996                                            .68             5.35               26.89
1995
Class B:
 February 28, 2001                         1.40(3)          4.43(3)                9.93
2000(4)                                    1.39(3)          4.29(3)            28.64(5)

(1) The periods 1996 through 2000 represent fiscal years ended August 31. The period ended February 28, 2001 represents the six-month period ended February 28, 2001(unaudited). Total returns for the six-month period are based on activity during the period and thus are not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.
(2) Based on average shares outstanding.
(3) Annualized.
(4) Class B shares were not offered before March 15, 2000. The period 2000 represents the 169-day fiscal year period August 31, 2000.
(5) Represents portfolio turnover rate (equivalent for all share classes) for the year ended August 31, 2000.

Returns for periods ended March 31, 2001 (the most recent calendar quarter):

                                                 LIFETIME*        1 YEAR
CLASS B SHARES

Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold

Total return                                     +6.31%            +4.18%
Average annual compound return                   +6.03%               -

Not reflecting CDSC

Total return                                     +10.31%           +9.18%
Average annual compound return                   +9.85%               -

CLASS C AND CLASS F SHARES
Results for these shares are not shown
because of the brief time between their
introduction on March 15, 2001, and the
end of the period.

*From March 15, 2000, when B shares first became available.

[The American Funds Group(r)]

THE TAX-EXEMPT BOND FUND OF AMERICA

OFFICES OF THE FUND AND OF THE
INVESTMENT ADVISER, CAPITAL RESEARCH
AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443
135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
PO. Box 2205
Brea, California 92822-2205
P.O. Box 659522
San Antonio, Texas 78265-9522
P.O. Box 6007
Indianapolis, Indiana 46206-6007
P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180 OR VISIT US AT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of The Tax-Exempt Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2001, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

There are several ways to invest in The Tax-Exempt Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares are about 0.75% higher than for Class A shares over the first eight years of ownership, after which Class B shares convert to Class A shares. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares are subject to annual expenses about 0.82% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, have higher expenses (about 0.06% a year) than do Class A shares, and an annual asset-based fee charged by the sponsoring firm. Because expenses are first deducted from income, dividends for each class will vary.

Printed on recycled paper
Litho in USA BDC/INS/5018
Lit. No. TEBF-013-0401